Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 583
Other movements [Abstract]
Balance as at the end of the year	629	$ 583
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	583	518
Income (costs) included in profit or loss [Abstract]
Current service costs	0	0
Interest income (expenses)	5	15
Past service cost	0	0
Effect of movements in exchange rates, net	16	17
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains (losses)	9	46
Change with respect to translation differences ,net	18	9
Other movements [Abstract]
Benefits paid	(6)	(32)
Employer contribution	4	10
Balance as at the end of the year	629	583
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(1,004)	(860)
Income (costs) included in profit or loss [Abstract]
Current service costs	(22)	(21)
Interest income (expenses)	(14)	(27)
Past service cost	11	5
Effect of movements in exchange rates, net	(34)	(31)
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	(24)	(121)
Other actuarial gains (losses)	0	0
Change with respect to translation differences ,net	(32)	(4)
Other movements [Abstract]
Benefits paid	44	55
Employer contribution	0	0
Balance as at the end of the year	(1,075)	(1,004)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(421)	(342)
Income (costs) included in profit or loss [Abstract]
Current service costs	(22)	(21)
Interest income (expenses)	(9)	(12)
Past service cost	11	5
Effect of movements in exchange rates, net	(18)	(14)
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	(24)	(121)
Other actuarial gains (losses)	9	46
Change with respect to translation differences ,net	(14)	5
Other movements [Abstract]
Benefits paid	38	23
Employer contribution	4	10
Balance as at the end of the year	$ (446)	$ (421)